Other disclosures - Risk Management and Principal Risks - Maturity analysis of off-balance sheet commitments received/given (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Contingent liabilities	£ 24,205	£ 21,346
Documentary credits and other short-term trade related transactions	1,748	1,584
Standby facilities, credit lines and other commitments	393,760	344,127
Total off-balance sheet	419,713	367,057
Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	19,777	25,870
Other commitments received	7,473	455
Total off-balance sheet commitments received	27,250	26,325
On demand
Disclosure of contingent liabilities [line items]
Contingent liabilities	24,103	21,207
Documentary credits and other short-term trade related transactions	1,740	1,582
Standby facilities, credit lines and other commitments	393,723	344,055
Total off-balance sheet	419,566	366,844
On demand | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	19,301	25,613
Other commitments received	7,473	455
Total off-balance sheet commitments received	26,774	26,068
Not more than three months
Disclosure of contingent liabilities [line items]
Contingent liabilities	86	135
Documentary credits and other short-term trade related transactions	3	2
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	89	137
Not more than three months | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	92	31
Other commitments received	0	0
Total off-balance sheet commitments received	92	31
Over three months but not more than six months
Disclosure of contingent liabilities [line items]
Contingent liabilities	14	4
Documentary credits and other short-term trade related transactions	5	0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	19	4
Over three months but not more than six months | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	102	21
Other commitments received	0	0
Total off-balance sheet commitments received	102	21
Over six months but not more than nine months
Disclosure of contingent liabilities [line items]
Contingent liabilities	1	0
Documentary credits and other short-term trade related transactions		0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	1	0
Over six months but not more than nine months | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	10	10
Other commitments received	0	0
Total off-balance sheet commitments received	10	10
Over nine months but not more than one year
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions		0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	0	0
Over nine months but not more than one year | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	46	12
Other commitments received	0	0
Total off-balance sheet commitments received	46	12
One to two years
Disclosure of contingent liabilities [line items]
Contingent liabilities	1	0
Documentary credits and other short-term trade related transactions		0
Standby facilities, credit lines and other commitments	37	72
Total off-balance sheet	38	72
One to two years | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	16	4
Other commitments received	0	0
Total off-balance sheet commitments received	16	4
Two to three years
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions		0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	0	0
Two to three years | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	37	12
Other commitments received	0	0
Total off-balance sheet commitments received	37	12
Over three years but not more than five years
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions		0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	0	0
Over three years but not more than five years | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	76	83
Other commitments received	0	0
Total off-balance sheet commitments received	76	83
Over five years but not more than ten years
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions		0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	0	0
Over five years but not more than ten years | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	96	65
Other commitments received	0	0
Total off-balance sheet commitments received	96	65
Over ten years
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0
Documentary credits and other short-term trade related transactions		0
Standby facilities, credit lines and other commitments	0	0
Total off-balance sheet	0	0
Over ten years | Off Balance sheet commitments received
Disclosure of contingent liabilities [line items]
Guarantees, letters of credit and credit insurance	1	19
Other commitments received	0	0
Total off-balance sheet commitments received	£ 1	£ 19